AMOUNTS DUE TO DIRECTORS (Details Narrative) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Amounts Due To Directors
Amounts due to directors	$ 472,665	$ 494,253	$ 481,897